N-2	Jan. 25, 2023
Cover [Abstract]
Entity Central Index Key	0001828588
Amendment Flag	false
Securities Act File Number	001-41384
Document Type	8-K
Entity Registrant Name	Hanover Bancorp, Inc. /NY
Entity Address, Address Line One	80 East Jericho Turnpike
Entity Address, City or Town	Mineola
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11501
City Area Code	516
Local Phone Number	548-8500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false